Offerings	Sep. 15, 2025 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-267540
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock $.01 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-267540
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-267540
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-267540
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-267540
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267540
Carry Forward Initial Effective Date	Sep. 30, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,270.00
Offering Note	(1) The aggregate maximum offering price of all securities issued or issuable by Canterbury Park Holding Corporation (the "Registrant") that are registered pursuant to this Registration Statement shall not exceed $100,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. (2) Pursuant to Rule 415(a)(6) under the Securities Act, the registrant is carrying forward to this registration statement $100,000,000 of unsold securities (the "Unsold Securities") that have previously been registered under the registrant's registration statement on Form S-3 (File No. 333-267540) filed on September 21, 2022, and declared effective on September 30, 2022 (the "Prior Registration Statement"), and the registration fee of $9,270 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. No additional filing fee is due with respect to the Unsold Securities carried forward in this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement, if any. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.